Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies	12 Months Ended
Dec. 31, 2023
Brera Holdings PLC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies [Line Items]
Jurisdiction	Ireland
Incorporation Date	June 30, 2022
Ownership	Group Holding Company
Brera Milano Srl [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	December 20, 2016
Ownership	100% (via Brera Holdings PLC)
Brera FC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	July 31, 2023
Ownership	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies [Line Items]
Jurisdiction	Macedonia
Incorporation Date	June 9, 2017
Ownership	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Table Lists the Constituent Companies [Line Items]
Jurisdiction	Italy
Incorporation Date	June 7, 2002
Ownership	51% (via Brera Holdings PLC)